Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
THE GABELLI VALUE 25 FUND INC. Class AAA
Prospectus [Line Items]
Average Annual Return, Percent	28.88%	8.75%	8.16%
THE GABELLI VALUE 25 FUND INC. CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	21.46%	7.47%	7.52%
THE GABELLI VALUE 25 FUND INC. CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.66%	4.69%	5.10%
THE GABELLI VALUE 25 FUND INC. CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.80%	5.32%	5.48%
THE GABELLI VALUE 25 FUND INC. CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	26.98%	7.98%	7.37%
THE GABELLI VALUE 25 FUND INC. CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	29.47%	9.25%	8.62%